1900 K Street, NW Washington, D.C. 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

June 24, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercer Funds File Nos. 333-123467; 811-21732

Ladies and Gentlemen:

On behalf of Mercer Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed to (i) include certain exhibits; (ii) incorporate comments received from the Securities and Exchange Commission staff in connection with its review of post-effective amendment No. 32 to the Trust’s Registration Statement; and (iii) make other non-material changes to the Prospectuses and Statement of Additional Information for the Mercer US Large Cap Equity Fund and the Mercer US Small/Mid Cap Equity Fund, the repositioned series of the Trust. As stated on its cover sheet, the Amendment is intended to become effective on June 27, 2016 in accordance with Rule 485(b). The Trust notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

No fee is required in connection with this filing. On behalf of the Trust, we hereby certify that the enclosed Amendment does not contain disclosure that would render it ineligible to be filed under Rule 485(b).

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3393 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks

cc:	Scott M. Zoltowski, Esq. Colin J. Dean, Esq.